SCHEDULE OF SHARE PURCHASE WARRANT ACTIVITY BY GRANT DATE (Details) - Warrants [member]	9 Months Ended
	Sep. 30, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of warrants outstanding and exercisable | shares	33	37	78
Exercise price | $ / shares	$ 702,565	$ 940,480	$ 648,880
11-Jan-22 [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding and exercisable | shares	20
Exercise price | $ / shares	$ 1,159,200
Expiry date	Jan. 10, 2027
31-Oct-23 [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding and exercisable | shares	13
Exercise price | $ / shares	$ 50